Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B ordinary shares, par value US$0.002 per share, issuable pursuant to the Notes
Amount Registered | shares	35,000,000
Proposed Maximum Offering Price per Unit	2.9275
Maximum Aggregate Offering Price	$ 102,462,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,150.07
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover an indeterminate number of Class B ordinary shares that may be issued and resold resulting from share splits, share dividends or such similar transactions.

Represents the Registrant's Class B ordinary shares, issuable upon conversion of convertible notes issued and issuable to the selling shareholder named in the Registration Statement.

Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share of the ordinary shares issuable upon conversion of convertible notes is based upon $2.9275, which is the average of the high and low closing sale prices of the shares of ordinary shares as of June 11, 2026, as reported on The Nasdaq Capital Market.